Note 13 - Leases (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Number of leases	2
Total lease liabilities	$ 349
Bottom of range [member]
Statement Line Items [Line Items]
Leases, term	3 years
Top of range [member]
Statement Line Items [Line Items]
Leases, term	6 years